10-Q LONG-TERM DEBT - LMATT Series 2024, Inc. Market-Indexed Notes (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Debt Instrument [Line Items]
Assets	$ 376,719,400	$ 331,826,067	$ 59,094,847
Cost
Debt Instrument [Line Items]
Total long-term debt	183,435,411	138,820,026	30,028,640
Long-term debt, gross	186,160,119
Fair value
Debt Instrument [Line Items]
Total long-term debt	185,809,135	139,820,514	28,249,653
Long-term debt, gross		141,652,424
LMATT Series 2024, Inc. | Market-indexed notes
Debt Instrument [Line Items]
Face amount				$ 10,166,900
Market downturn protection percentage				40.00%
Note reduction ratio for losses below threshold				100.00%
LMATT Series 2024, Inc. | Market-indexed notes | Asset Pledged as Collateral
Debt Instrument [Line Items]
Assets	12,413,273	9,883,554
LMATT Series 2024, Inc. | Market-indexed notes | Cost
Debt Instrument [Line Items]
Total long-term debt	8,816,900
Long-term debt, gross	10,031,919	9,124,944	9,866,900
LMATT Series 2024, Inc. | Market-indexed notes | Cost | LMA
Debt Instrument [Line Items]
Total long-term debt	200,000
LMATT Series 2024, Inc. | Market-indexed notes | Fair value
Debt Instrument [Line Items]
Long-term debt, gross	$ 11,221,852	$ 9,477,780	$ 8,067,291